Note 11 - Notes Payable - Notes Payable (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Debt discounts		$ 336,085
Nonrelated Party [Member]
Less: current maturities	$ 313,938	0
Notes payable, related parties, less current maturities	594,038	393,915
Notes Payable 1 [Member] | Nonrelated Party [Member]
Notes payable	400,000	0
Notes Payable 2 [Member] | Nonrelated Party [Member]
Notes payable	80,000	80,000
Notes Payable 3 [Member] | Nonrelated Party [Member]
Notes payable	500,000	500,000
Notes Payable 4 [Member] | Nonrelated Party [Member]
Notes payable	150,000	150,000
Notes Payable, Other Payables [Member] | Nonrelated Party [Member]
Notes payable	1,130,000	730,000
Debt discounts	222,024	336,085
Notes payable	907,976	393,915
Less: current maturities	313,938	0
Notes payable, related parties, less current maturities	$ 594,038	$ 393,915